Annual Fund Operating Expenses - Artisan Global Equity Fund	Feb. 01, 2021
Investor
Operating Expenses:
Management Fees	0.91%
Distribution (12b-1) Fees	none
Other Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	1.27%	[2]
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.27%
Advisor
Operating Expenses:
Management Fees	0.91%
Distribution (12b-1) Fees	none
Other Expenses	0.30%	[1],[4]
Total Annual Fund Operating Expenses	1.21%	[2]
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.21%
Institutional
Operating Expenses:
Management Fees	0.91%
Distribution (12b-1) Fees	none
Other Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	1.05%	[2]
Fee Waiver and Expense Reimbursement		[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%

[1]	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	The Fund’s operating expenses reflect a reduction in management fees that was effective as of 15 November 2019.
[3]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.25% of the average daily net assets of Advisor Shares. This contract continues through 31 January 2022.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.